BANK AND OTHER BORROWINGS (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Short-Term Debt [Line Items]
Inventory real estate	¥ 158,134	¥ 124,788	¥ 138,376
Restricted cash	30,030	26,400
Short Term And Long Term Loans [Member]
Short-Term Debt [Line Items]
Interest expenses	¥ 316,861	¥ 198,476	¥ 352,904